Supplemental Cash Flow Information - Schedule of Interest Paid, Net of interest Received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest paid, Net of interest Received [Abstract]
Interest paid	$ (205,191)	$ (231,316)	$ (271,925)
Interest received	20,404	69,721	62,664
Interest paid, net of interest received	$ (184,787)	$ (161,595)	$ (209,261)